Financial Risk Management_Credit Quality Of Loans That Are Neither Past Due Nor Impared(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	₩ 288,332,196	₩ 263,839,178
Grade 1
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	199,803,706	175,279,908
Grade 2
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	75,554,021	72,705,902
Grade 3
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	9,784,265	12,059,338
Grade 4
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	2,312,784	2,913,425
Grade 5
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	877,420	880,605
Retail
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	144,705,621	133,491,252
Retail | Grade 1
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	124,133,056	110,720,263
Retail | Grade 2
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	16,790,644	18,400,111
Retail | Grade 3
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	2,701,697	3,188,861
Retail | Grade 4
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	851,446	935,265
Retail | Grade 5
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	228,778	246,752
Corporate
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	129,130,466	117,346,453
Corporate | Grade 1
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	67,575,021	57,754,882
Corporate | Grade 2
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	53,842,610	49,531,423
Corporate | Grade 3
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	5,703,159	7,722,663
Corporate | Grade 4
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	1,390,131	1,728,631
Corporate | Grade 5
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	619,545	608,854
Credit card
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	14,496,109	13,001,473
Credit card | Grade 1
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	8,095,629	6,804,763
Credit card | Grade 2
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	4,920,767	4,774,368
Credit card | Grade 3
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	1,379,409	1,147,814
Credit card | Grade 4
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	71,207	249,529
Credit card | Grade 5
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	₩ 29,097	₩ 24,999